SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Loss Per Share (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Policies
Loss Per Share

Loss Per Share

Basic loss per share is computed by dividing the Company’s net loss by the weighted average number of common shares outstanding during the period presented. Diluted loss per share is based on the treasury stock method and includes the effect from potential issuance of common stock such as shares issuable pursuant to the exercise of options, warrants and conversions of debentures. Potentially dilutive securities as of September 30, 2020, consisted of 76,578,752 common shares issuable upon the conversion of convertible debentures and related accrued interest and 237,547,006 common shares issuable upon the exercise of outstanding stock options and warrants. Potentially dilutive securities as of September 30, 2019, consisted of 101,203,285 common shares issuable upon the conversion of convertible debentures and related accrued interest and 203,130,756 common shares issuable upon the exercise of outstanding warrants. For the nine months ended September 30, 2020 and 2019 diluted and basic weighted average shares are the same, as potentially dilutive shares are anti-dilutive.

Income (Loss) Per Share

Basic loss per share is computed by dividing the Company’s net loss by the weighted average number of common shares outstanding during the period presented. Diluted loss per share is based on the treasury stock method and includes the effect from potential issuance of common stock such as shares issuable pursuant to the exercise of options and warrants and conversions of debentures. Potentially dilutive securities as of December 31, 2019, consisted of 73,871,688 common shares from convertible debentures and related accrued interest and 223,204,339 common shares from outstanding options and warrants. Potentially dilutive securities as of December 31, 2018, consisted of 232,333,598 common shares from convertible debentures and related accrued interest and 192,148,956 common shares from outstanding options and warrants. For 2019 and 2018, diluted and basic weighted average shares were the same, as potentially dilutive shares are anti-dilutive.